MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF WHOLLY OWNED SUBSIDIARIES

The consolidated financial statements include the accounts and results of operations of the Company and its wholly owned subsidiaries listed in the following table:

Name of Subsidiary	Place of Incorporation	Ownership Interest
Draganfly Innovations Inc. (“DII”)	Canada	100%
Draganfly Innovations USA, Inc. (“DI USA”)	US	100%
Dronelogics Systems Inc. (“Dronelogics”)	Canada	100%

SCHEDULE OF RECLASSIFICATION

	December 31, 2024
	Before	Adjustment	After
Professional fees	$3,016,594	$(1,581,182)	$1,435,412
Office and miscellaneous	$1,853,578	$434,306	$2,287,884
Employee and management expenses	$6,733,304	$1,146,876	$7,880,180

SCHEDULE OF INTANGIBLE ASSETS WITH FINITE USEFUL LIVES

Intangible assets with finite useful lives are amortized on a straight-line basis over the expected life of each intellectual property to write off the cost of the assets from the date they are available for use.

Class of intangible asset	Useful live
Customer relationships	5 years
Software	5 years
Patents	5 years

SCHEDULE OF CLASS OF EQUIPMENT

Class of equipment	Depreciation rate
Computer equipment	3 years – straight line
Furniture and equipment	5 years – straight line
Leasehold improvements	Expected lease term
Vehicles	30% - declining balance